VESSELS AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Vessels and equipment [Roll Forward]
Net Carrying Value Beginning balance	$ 312,292,000
Depreciation	114,845,000	195,597,000	212,851,000
Impairment of vessels	32,000,000	121,400,000
Net Carrying Value ending balance	282,946,000	312,292,000
Number of Suezmax vessels impaired (in vessels)	1	5
Frontline 2012 [Member]
Vessels and equipment [Roll Forward]
Number of vessel-owning subsidiaries sold to Frontline 2012		10
Number of vessels owned by each vessel-owning entity sold to Frontline 2012 (in vessels)		1
Front VLCC Shanghai renamed Gulf Eyadah [Member] | Sale and Lease Back Transactions [Member]
Vessels and equipment [Roll Forward]
Number of vessels sold and chartered in from new ownership			1
Sale Leaseback transaction daily rental revenue			35,000
Charter duration of new contract with new owners			2 years
VLCC Front Eagle renamed DHT Eagle [Member] | Sale and Lease Back Transactions [Member]
Vessels and equipment [Roll Forward]
Acquisitions of vessels (in vessels)		1
Sale Leaseback transaction daily rental revenue		32,500
Acquisition cost of vessels		56,100,000
Front Pride [Member]
Vessels and equipment [Roll Forward]
Number of vessels acquired previously accounted under capital lease		1
Vessels and Equipment [Member]
Vessels and equipment [Roll Forward]
Balance, beginning of period	459,312,000	1,608,840,000	799,023,000
Accumulated Depreciation beginning balance	(147,020,000)	(178,716,000)	(120,329,000)
Net Carrying Value Beginning balance	312,292,000	1,430,124,000	678,694,000
Purchase of vessels and equipment	730,000	56,591,000	207,772,000
Transfers from Newbuildings			499,154,000
Transfers from vessels under capital lease		53,733,000	112,571,000
Other movements cost	443,000	(348,000)	(1,228,000)
Other movements depreciation	(341,000)	179,000	1,145,000
Depreciation	(18,508,000)	(65,744,000)	(60,023,000)
Disposals cost	(51,960,000)	(332,495,000)	(8,452,000)
Disposals depreciation	40,290,000	156,560,000	491,000
Disposal of vessels to Frontline 2012 cost		(927,009,000)
Disposal of vessels to Frontline 2012 depreciation		62,144,000
Impairment of vessels		(121,443,000)
Balance, end of period	408,525,000	459,312,000	1,608,840,000
Accumulated Depreciation ending balance	(125,579,000)	(147,020,000)	(178,716,000)
Net Carrying Value ending balance	282,946,000	312,292,000	1,430,124,000
Vessel [Member]
Vessels and equipment [Roll Forward]
Impairment of vessels		$ 121,400,000
Number of vessels the company owns (in vessels)	9	10
Number of Vessels classified as an investment in finance lease.	3	3
Number of Suezmax vessels impaired (in vessels)		5
Number of impaired vessels sold by end of period (in vessels)		4